Investments	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Investments, All Other Investments [Abstract]
Investments
In February 2022, the joint venture formed by MakeSpace Labs, Inc. and us (the “MakeSpace JV”) entered into an agreement with Clutter, Inc. (“Clutter”) pursuant to which the equityholders of the MakeSpace JV contributed their ownership interests in the MakeSpace JV and Clutter’s shareholders contributed their ownership interests in Clutter to create a newly formed venture (the “Clutter JV”). In exchange for our 49.99% interest in the MakeSpace JV, we received an approximate 27% interest in the Clutter JV (the “Clutter Transaction”). As a result of the Clutter Transaction, we recognized a gain related to our contributed interest in the MakeSpace JV of approximately $35,800, which was recorded to Other, net, a component of Other expense (income), net.
The following joint ventures are accounted for as equity method investments and are presented as a component of Other within Other assets, net in our Condensed Consolidated Balance Sheets. The carrying values and equity interests in our joint ventures at March 31, 2022 and December 31, 2021 are as follows:

	MARCH 31, 2022		DECEMBER 31, 2021
	CARRYING VALUE	EQUITY INTEREST	CARRYING VALUE	EQUITY INTEREST
Joint venture with Web Werks India Private Limited	$51,258	38.50%	$51,140	38.50%
Joint venture with AGC Equity Partners (the “Frankfurt JV”)	26,472	20.00%	26,167	20.00%
MakeSpace JV	—	—%	30,154	49.99%
Clutter JV	66,625	26.76%	—	—%

WEB WERKS JOINT VENTURE
In April 2021, we closed on an agreement to form a joint venture (the "Web Werks JV") with the shareholders of Web Werks India Private Limited ("Web Werks"), a colocation data center provider in India. In connection with the formation of the Web Werks JV, we made an initial investment of approximately 3,750,000 Indian rupees (or approximately $50,100, based upon the exchange rate between the United States dollar and Indian rupee as of the closing date of the initial investment) in exchange for a noncontrolling interest in the form of convertible preference shares in the Web Werks JV (the “Initial Web Werks JV Investment”). These shares are convertible into a to-be-determined amount of common shares based upon the achievement of EBITDA targets for the Web Werks JV's fiscal year ending March 31, 2022.
Under the terms of the Web Werks JV shareholder agreement, we are required to make additional investments over a period ending May 2023 totaling approximately 7,500,000 Indian rupees (or approximately $100,000, based upon the exchange rate as of December 31, 2021 between the United States dollar and Indian rupee).
FRANKFURT JOINT VENTURE
In October 2020, we formed a joint venture (the “Frankfurt JV”) with AGC Equity Partners (“AGC”) to design and develop a 280,000 square foot, 27 megawatt, hyperscale data center currently under development in Frankfurt, Germany (the “Frankfurt JV Transaction”). AGC acquired an 80% equity interest in the Frankfurt JV, while we retained a 20% equity interest (the "Frankfurt JV Investment"). The total cash consideration for the 80% equity interest sold to AGC was approximately $105,000. We received approximately $93,300 (gross of certain transaction expenses) upon the closing of the Frankfurt JV, and we are entitled to receive an additional approximately $11,700 upon the completion of development of the data center, which we expect to occur in the third quarter of 2022. In connection with the Frankfurt JV Transaction, we also entered into agreements whereby we will earn various fees, including property management and construction and development fees, for services we are providing to the Frankfurt JV.
As a result of the Frankfurt JV Transaction, we recognized a gain during the year ended December 31, 2020 of approximately $24,100, representing the excess of the fair value of the consideration received over the carrying value of the assets, which consisted primarily of land and land development assets which were previously included within our Global Data Center Business segment.
MAKESPACE JOINT VENTURE
In March 2019, we formed the MakeSpace JV. In the second quarter of 2020, we committed to participate in a round of equity funding for the MakeSpace JV whereby we contributed approximately $36,000 of the $45,000 being raised in installments between May 2020 through October 2021.
JOINT VENTURE SUMMARY
The joint ventures, referred to above, are accounted for as equity method investments and are presented as a component of Other within Other assets, net in our Consolidated Balance Sheets. The carrying values and equity interests in our joint ventures at December 31, 2021 and 2020 are as follows:

	DECEMBER 31, 2021		DECEMBER 31, 2020
	CARRYING VALUE	EQUITY INTEREST	CARRYING VALUE	EQUITY INTEREST
Web Werks JV	$51,140	38.50%	$—	—%
Frankfurt JV	26,167	20.00%	26,500	20.00%
MakeSpace JV	30,154	49.99%	16,924	38.86%